Fresh-Start Reporting - Enterprise value - Successor (Details) $ in Thousands	Aug. 27, 2020 USD ($)
Reorganization, Chapter 11 [Line Items]
Implied value of Successor Company common stock	$ 1,503,735
Chapter 11, Predecessor, before Adjustment
Reorganization, Chapter 11 [Line Items]
Enterprise value	1,150,000
Plus: Cash	92,009
Implied value of Successor Company common stock	666,973
Reorganization, Chapter 11, Plan Effect Adjustment
Reorganization, Chapter 11 [Line Items]
Enterprise value	1,150,000
Plus: Cash	92,009
Current liabilities (excluding AR facility and Current maturity of long-term debt)	134,257
Deferred tax liabilities	103,930
Other long-term liabilities	7,140
Non-current lease obligations	16,399
Implied value of Successor Company common stock	$ 1,503,735